Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA Emerging Markets Equity Index Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025, to the Portfolio’s
Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented to date
At a meeting held on April 2, 2025, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved BlackRock Investment Management, LLC (“BlackRock”) as subadviser to the Portfolio. As subadviser, BlackRock will be responsible for the day‑to‑day management of the Portfolio. In connection with the approval of BlackRock as subadviser, the Board also approved certain changes to the Portfolio’s principal investment strategies. These changes to the Portfolio will become effective April 30, 2025 (the “Effective Date”).
On the Effective Date, the following changes are made to the Portfolio’s Summary Prospectus and Prospectus, as applicable:
The following replaces the second and third paragraphs in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Emerging Markets Equity Index Portfolio - Principal Investment Strategies of the Portfolio” and the third and fourth paragraphs in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Emerging Markets Equity Index Portfolio”:
The subadviser seeks to achieve the Portfolio’s objective by investing in a sampling of stocks included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process, and at least 80% of its net assets will be invested in securities included in the Index or in investments that the subadviser determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio may invest in ETFs, including to gain exposure to certain local markets that may be closed, or that are expensive or difficult to trade in local shares. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the subadviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
The following is added as a new risk factor in the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Emerging Markets Equity Index Portfolio - Principal Risks of Investing in the Portfolio”:
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.

SA Emerging Markets Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA Emerging Markets Equity Index Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025, to the Portfolio’s
Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented to date
At a meeting held on April 2, 2025, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved BlackRock Investment Management, LLC (“BlackRock”) as subadviser to the Portfolio. As subadviser, BlackRock will be responsible for the day‑to‑day management of the Portfolio. In connection with the approval of BlackRock as subadviser, the Board also approved certain changes to the Portfolio’s principal investment strategies. These changes to the Portfolio will become effective April 30, 2025 (the “Effective Date”).
On the Effective Date, the following changes are made to the Portfolio’s Summary Prospectus and Prospectus, as applicable:
The following replaces the second and third paragraphs in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Emerging Markets Equity Index Portfolio - Principal Investment Strategies of the Portfolio” and the third and fourth paragraphs in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Emerging Markets Equity Index Portfolio”:
The subadviser seeks to achieve the Portfolio’s objective by investing in a sampling of stocks included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process, and at least 80% of its net assets will be invested in securities included in the Index or in investments that the subadviser determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio may invest in ETFs, including to gain exposure to certain local markets that may be closed, or that are expensive or difficult to trade in local shares. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the subadviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
The following is added as a new risk factor in the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Emerging Markets Equity Index Portfolio - Principal Risks of Investing in the Portfolio”:
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.